Sale of Assets - Additional Information (Detail) - USD ($) $ in Thousands	Aug. 04, 2015	Mar. 31, 2018	Mar. 25, 2017	[1]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross proceeds from sale of assets	$ 4,300
Amount of inventory included in sale of assets		$ 65,793	$ 65,894
Rideau [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of inventory included in sale of assets	800
Gain on disposal of assets	3,200
Royalty receivables, First year	4,500
Royalty receivables, Second year	4,500
Royalty receivables, Third year	4,500
Royalty receivables, Thereafter	$ 2,000

[1]	Retrospectively revised (see note 18)